S

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.8%
	EQUITY - 28.1%
2,094	Avantis U.S. Small Cap Value ETF	$ 182,534
2,972	Invesco S&P SmallCap Momentum ETF	186,493
1,491	iShares Russell Mid-Cap Growth ETF	175,178
11,402	JPMorgan Hedged Equity Laddered Overlay ETF	680,471
3,508	Pacer US Cash Cows 100 ETF	192,098
21,634	Schwab U.S. Large-Cap Growth ETF	541,715
34,053	Schwab U.S. Large-Cap Value ETF	905,129
		2,863,618
	FIXED INCOME - 69.7%
28,559	Invesco Total Return Bond ETF	1,340,274
24,852	PIMCO Active Bond ETF	2,298,064
39,004	SPDR Doubleline Total Return Tactical ETF	1,571,471
24,717	Vanguard Intermediate-Term Bond ETF	1,892,581
		7,102,390

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,007,164)	9,966,008

	SHORT-TERM INVESTMENT — 2.3%
	MONEY MARKET FUND - 2.3%
237,329	First American Government Obligations Fund, Class, X, 4.25% (Cost $237,329)(a)	237,329

	TOTAL INVESTMENTS - 100.1% (Cost $10,244,493)	$ 10,203,337
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(8,716)
	NET ASSETS - 100.0%	$ 10,194,621

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 47.3%
24,234	Avantis U.S. Small Cap Value ETF	$ 2,112,478
17,427	Invesco S&P SmallCap Momentum ETF	1,093,544
12,768	iShares Russell Mid-Cap Growth ETF	1,500,112
84,696	JPMorgan Hedged Equity Laddered Overlay ETF	5,054,657
40,774	Pacer US Cash Cows 100 ETF	2,232,784
244,610	Schwab U.S. Large-Cap Growth ETF	6,125,034
322,577	Schwab U.S. Large-Cap Value ETF	8,574,098
		26,692,707
	FIXED INCOME - 52.4%
138,159	Invesco Total Return Bond ETF	6,483,802
114,342	PIMCO Active Bond ETF	10,573,205
147,225	SPDR Doubleline Total Return Tactical ETF	5,931,695
85,586	Vanguard Intermediate-Term Bond ETF	6,553,320
		29,542,022

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,281,836)	56,234,729

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
233,457	First American Government Obligations Fund, Class, X, 4.25% (Cost $233,457)(a)	233,457

	TOTAL INVESTMENTS - 100.1% (Cost $52,515,293)	$ 56,468,186
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(57,342)
	NET ASSETS - 100.0%	$ 56,410,844

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 67.4%
104,306	Avantis U.S. Small Cap Value ETF	$ 9,092,354
123,289	Invesco S&P SmallCap Momentum ETF	7,736,385
48,639	iShares Russell Mid-Cap Growth ETF	5,714,596
271,134	JPMorgan Hedged Equity Laddered Overlay ETF	16,181,277
146,000	Pacer US Cash Cows 100 ETF	7,994,960
1,048,280	Schwab U.S. Large-Cap Growth ETF	26,248,931
1,293,111	Schwab U.S. Large-Cap Value ETF	34,370,890
		107,339,393
	FIXED INCOME - 31.8%
250,202	Invesco Total Return Bond ETF	11,741,980
184,222	PIMCO Active Bond ETF	17,035,008
251,616	SPDR Doubleline Total Return Tactical ETF	10,137,609
155,102	Vanguard Intermediate-Term Bond ETF	11,876,160
		50,790,757

	TOTAL EXCHANGE-TRADED FUNDS (Cost $135,984,373)	158,130,150

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
1,459,408	First American Government Obligations Fund, Class, X, 4.25% (Cost $1,459,408)(a)	1,459,408

	TOTAL INVESTMENTS - 100.1% (Cost $137,443,781)	$ 159,589,558
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(119,376)
	NET ASSETS - 100.0%	$ 159,470,182

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 85.6%
89,770	Avantis U.S. Small Cap Value ETF	$ 7,825,251
89,365	Invesco S&P SmallCap Momentum ETF	5,607,654
53,821	iShares Russell Mid-Cap Growth ETF	6,323,429
196,548	JPMorgan Hedged Equity Laddered Overlay ETF	11,729,985
193,911	Pacer US Cash Cows 100 ETF	10,618,566
988,117	Schwab U.S. Large-Cap Growth ETF	24,742,450
1,188,705	Schwab U.S. Large-Cap Value ETF	31,595,779
		98,443,114
	FIXED INCOME - 14.0%
132,950	Invesco Total Return Bond ETF	6,239,343
54,359	PIMCO Active Bond ETF	5,026,577
63,644	Vanguard Intermediate-Term Bond ETF	4,873,221
		16,139,141

	TOTAL EXCHANGE-TRADED FUNDS (Cost $94,095,653)	114,582,255

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
532,327	First American Government Obligations Fund, Class, X, 4.25% (Cost $532,327)(a)	532,327

	TOTAL INVESTMENTS - 100.1% (Cost $94,627,980)	$ 115,114,582
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(100,320)
	NET ASSETS - 100.0%	$ 115,014,262

ETF	- Exchange-Traded Fund

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.0%
	EQUITY - 92.8%
47,164	Avantis U.S. Small Cap Value ETF	$ 4,111,286
58,236	Invesco S&P SmallCap Momentum ETF	3,654,309
37,021	iShares Russell Mid-Cap Growth ETF	4,349,597
73,200	JPMorgan Hedged Equity Laddered Overlay ETF	4,368,576
107,979	Pacer US Cash Cows 100 ETF	5,912,930
472,821	Schwab U.S. Large-Cap Growth ETF	11,839,438
562,419	Schwab U.S. Large-Cap Value ETF	14,949,097
		49,185,233
	FIXED INCOME - 4.2%
23,726	Invesco Total Return Bond ETF	1,113,461
14,756	Vanguard Intermediate-Term Bond ETF	1,129,867
		2,243,328

	TOTAL EXCHANGE-TRADED FUNDS (Cost $42,465,801)	51,428,561

	SHORT-TERM INVESTMENT — 3.0%
	MONEY MARKET FUND - 3.0%
1,583,562	First American Government Obligations Fund, Class, X, 4.25% (Cost $1,583,562)(a)	1,583,562

	TOTAL INVESTMENTS - 100.0% (Cost $44,049,363)	$ 53,012,123
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(23,325)
	NET ASSETS - 100.0%	$ 52,988,798

ETF	- Exchange-Traded Fund